Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

14.      SUPPLEMENTAL CASH FLOW INFORMATION

	2015	2014
Net interest received in cash, included in operations	$(207)	$(352)
Cash taxes paid	3,623	5,045
Patents acquired under deferred financing arrangement	-	26,482
Patent acquisition liability	9,000	-